Note 10 - Property and Equipment, Net	12 Months Ended
Dec. 31, 2013
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment Disclosure [Text Block]
10.	PROPERTY AND EQUIPMENT, NET

	December 31
	2013	2012
Cost
Land	$2,510	$2,510
Buildings	8,055	8,055
Equipment	26,052	28,574
Furniture and fixtures	1,148	1,128
Leasehold improvements	3,150	3,228
Transportation equipment	673	659
Prepayment for property and equipment	9,929	10,166
	51,517	54,320
Accumulated depreciation
Buildings	1,577	1,396
Equipment	22,649	22,876
Furniture and fixtures	935	893
Leasehold improvements	2,724	2,473
Transportation equipment	593	540
	28,478	28,178

	$23,039	$26,142

Depreciation expense recognized during the years ended December 31, 2013, 2012, and 2011 was approximately $3,464,000, $3,707,000, and $3,520,000, respectively.

As a result of dissolution activities of the Intelligent E-Commerce Group, a loss on asset write-off of $462,000 on property and equipment was incurred for the year ended December 31, 2012. Please see discussions in note 3.

In August 2009, the Company sold its land, located in Hsinchu, Taiwan, to a developer in exchange for a portion of the real estate after it is developed, which portion will include a portion of an office building and a portion of a parking lot, with a carrying value of approximately $8,918,000. The Company consummated this transaction to acquire office building space and parking lot space for the purpose of future operations and business growth. The Company deferred the transaction gain of $129,000 as the building was still under the construction stage as of December 31, 2013.